LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS	12 Months Ended
Oct. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS

NOTE 13 – LIABILITIES ATTRIBUTABLE TO DISCONTINUED OPERATIONS

During September 2015, the Company formed Ethan NY for the purpose of selling clothing and accessories through a retail store. During June 2016, the Ethan NY operations were closed.

The following summarizes the carrying amounts of the assets and liabilities of Ethan NY at October 31, 2021 and 2020:

	October 31,
	2021	2020
Assets	$-	$-

Liabilities:
Accounts Payable	$94,835	$94,835
Accrued Expenses	31,016	31,016
	$125,851	$125,851

In New York State, the statute of limitations for filing a breach of contract claim is 6 years.